REVENUES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Sale of products	$ 1,505,686,686	$ 1,493,222,118	$ 1,758,994,583
- Domestic market	1,505,301,829	1,492,499,983	1,758,242,748
- External customers	384,857	722,135	751,835
Services rendered	44,160,725	38,663,104	43,192,308
Bonuses / Discounts	(701,760,789)	(612,124,327)	(592,842,417)
Revenues	$ 848,086,622	$ 919,760,895	$ 1,209,344,474